Income Taxes (Details) - Schedule of Reconciliation of Income Tax Expenses the Statutory Tax Rate (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Income Tax Expenses the Statutory Tax Rate [Abstract]
Statutory income tax rate	20.00%	20.00%